Pay vs Performance Disclosure	12 Months Ended
	May 31, 2025 USD ($) $ / shares	May 31, 2024 USD ($) $ / shares	May 31, 2023 USD ($) $ / shares	May 31, 2022 USD ($) $ / shares	May 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
The following table sets forth additional compensation information of our Principal Executive Officer (PEO) and our non-PEO NEOs along with total shareholder return, net income, and adjusted diluted earnings per share from continuing operations performance results for our fiscal years ended May 31, 2025, 2024, 2023, 2022 and 2021:

					Value of Initial Fixed $100 Investment Based On:[5]
Year[1]	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO[2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs[2,3] ($)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)	Adjusted Diluted Earnings per Share from Continuing Operations ($)[6]
2025	8,146,124	7,451,224	2,133,675	1,943,607	214.91	315.46	12,500,000	3.91
2024[4]	7,865,450	16,870,229	2,167,868	3,457,905	351.96	243.30	46,300,000	3.33
2023	6,709,139	10,703,256	1,808,687	2,732,276	248.44	165.54	90,200,000	2.86
2022	12,327,343	13,416,164	1,793,579	2,238,871	239.07	149.29	78,700,000	2.38
2021	4,123,426	12,752,734	1,509,276	3,211,723	206.99	162.00	35,800,000	1.31

[1]
For each year presented above except for 2024, the NEOs included in the compensation columns reflect John M. Holmes as our PEO and Sean M. Gillen, Jessica A. Garascia, Christopher A. Jessup, and Eric Pachapa as our non-PEOs. For 2024, Tracey Patterson was included in place of Eric Pachapa.

[2]
Fair value or change in fair value, as applicable, of equity awards in the “Actually Paid” columns was determined by reference to (1) for time-based restricted stock awards, closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price, (2) for performance-based restricted stock awards, the estimated payout used to recognize our expense in accordance with FASB ASC Topic 718 except using the closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price, and (3) for stock options, a Black-Scholes fair value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on updated volatility, risk free rates, and expected dividend rates determined as of the revaluation dates.

[3]
For the portion of “Actually Paid” compensation that is based on year-end stock prices, the following prices were used: 2025 - $61.41 (13.5% decrease from prior year), 2024 - $70.99 (41.7% increase from prior year), 2023 – $50.11 (3.9% increase from prior year), 2022 – $48.22 (15.5% increase from prior year), and 2021 – $41.75 (107.0% increase from prior year).

[4]	2025 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO ($)	Average Non-PEO ($)
Total Reported in 2025 Summary Compensation Table (SCT)	8,146,124	2,133,675
Less, value of stock awards and option awards reported in SCT	(5,039,823)	(1,050,307)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	4,500,035	937,814
Plus, change in fair value of prior year awards that are outstanding and unvested	578,931	99,391
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	(734,043)	(176,966)
Total adjustments	(694,900)	(190,068)
Actual compensation paid for Fiscal Year 2025	7,451,224	1,943,607

[5]
Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on June 1, 2020. Peer group TSR reflects the Company’s “2025 peer group” as reflected in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K and “Fiscal Year 2025 peer group” in this proxy statement. The Fiscal Year 2025 peer group is the same as the Fiscal Year 2024 peer group except that it reflects the removal of Aerojet Rocketdyne Holdings, Inc. and Kaman Corporation and the addition of Air Lease Corporation, V2X, Inc., and VSE Corporation. The new peer group displayed is therefore different from our prior year proxy statement. The old peer group TSR amounts for the years ended May 31, 2025, 2024, 2023, 2022, and 2021 were $315.46, $236.45, $162.52, $145.93, and $158.75, respectively.

[6]
Adjusted diluted earnings per share from continuing operations, a non-GAAP financial measure, is our GAAP diluted earnings per share from continuing operations adjusted to exclude items of an unusual nature including but not limited to acquisition costs including integration and amortization expenses from recent acquisitions, business divestitures, workforce actions, subsidies and costs, impairment and exit charges, facility consolidation and repositioning costs, FCPA settlement and investigation costs, purchase accounting and legal settlements, strategic project costs, equity investments gains and losses, pension settlements, and significant customer events such as early terminations, contract restructurings, forward loss provisions and bankruptcies. We use this non-GAAP financial measure in our compensation structure as it illustrates our core operating performance unaffected by the impact of certain items that management does not believe are indicative of our ongoing and core operating activities.

Company Selected Measure Name	Adjusted diluted earnings per share from continuing operations
Named Executive Officers, Footnote
[1]
For each year presented above except for 2024, the NEOs included in the compensation columns reflect John M. Holmes as our PEO and Sean M. Gillen, Jessica A. Garascia, Christopher A. Jessup, and Eric Pachapa as our non-PEOs. For 2024, Tracey Patterson was included in place of Eric Pachapa.

Peer Group Issuers, Footnote
[5]
Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on June 1, 2020. Peer group TSR reflects the Company’s “2025 peer group” as reflected in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K and “Fiscal Year 2025 peer group” in this proxy statement. The Fiscal Year 2025 peer group is the same as the Fiscal Year 2024 peer group except that it reflects the removal of Aerojet Rocketdyne Holdings, Inc. and Kaman Corporation and the addition of Air Lease Corporation, V2X, Inc., and VSE Corporation. The new peer group displayed is therefore different from our prior year proxy statement. The old peer group TSR amounts for the years ended May 31, 2025, 2024, 2023, 2022, and 2021 were $315.46, $236.45, $162.52, $145.93, and $158.75, respectively.

Changed Peer Group, Footnote
[5]
Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on June 1, 2020. Peer group TSR reflects the Company’s “2025 peer group” as reflected in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K and “Fiscal Year 2025 peer group” in this proxy statement. The Fiscal Year 2025 peer group is the same as the Fiscal Year 2024 peer group except that it reflects the removal of Aerojet Rocketdyne Holdings, Inc. and Kaman Corporation and the addition of Air Lease Corporation, V2X, Inc., and VSE Corporation. The new peer group displayed is therefore different from our prior year proxy statement. The old peer group TSR amounts for the years ended May 31, 2025, 2024, 2023, 2022, and 2021 were $315.46, $236.45, $162.52, $145.93, and $158.75, respectively.

PEO Total Compensation Amount	$ 8,146,124	$ 7,865,450	$ 6,709,139	$ 12,327,343	$ 4,123,426
PEO Actually Paid Compensation Amount	$ 7,451,224	16,870,229	10,703,256	13,416,164	12,752,734
Adjustment To PEO Compensation, Footnote
[4]	2025 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO ($)	Average Non-PEO ($)
Total Reported in 2025 Summary Compensation Table (SCT)	8,146,124	2,133,675
Less, value of stock awards and option awards reported in SCT	(5,039,823)	(1,050,307)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	4,500,035	937,814
Plus, change in fair value of prior year awards that are outstanding and unvested	578,931	99,391
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	(734,043)	(176,966)
Total adjustments	(694,900)	(190,068)
Actual compensation paid for Fiscal Year 2025	7,451,224	1,943,607

Non-PEO NEO Average Total Compensation Amount	$ 2,133,675	2,167,868	1,808,687	1,793,579	1,509,276
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,943,607	3,457,905	2,732,276	2,238,871	3,211,723
Adjustment to Non-PEO NEO Compensation Footnote
[4]	2025 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO ($)	Average Non-PEO ($)
Total Reported in 2025 Summary Compensation Table (SCT)	8,146,124	2,133,675
Less, value of stock awards and option awards reported in SCT	(5,039,823)	(1,050,307)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	4,500,035	937,814
Plus, change in fair value of prior year awards that are outstanding and unvested	578,931	99,391
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	(734,043)	(176,966)
Total adjustments	(694,900)	(190,068)
Actual compensation paid for Fiscal Year 2025	7,451,224	1,943,607

Compensation Actually Paid vs. Total Shareholder Return
Compensation actually paid (CAP) and Company total shareholder return (TSR)
The graph below illustrates the relationship between the CAP to our CEO and the other NEOs and the Company’s TSR during the period covered under the “Pay versus performance disclosure” above. The CAP figures shown below are calculated as required by SEC requirements, which include unvested and unpaid amounts. Each year of Company TSR reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on June 1, 2020. As shown in the “Pay versus performance disclosure” above and below in the Company TSR vs. Peer Group TSR graph, the value of $100 invested in the Peer Group on June 1, 2020 would be $162.00 at the end of Fiscal Year 2021, $149.29 at the end of Fiscal Year 2022, $165.54 at the end of Fiscal Year 2023, $243.30 at the end of Fiscal Year 2024, and $315.46 at the end of Fiscal Year 2025.
Compensation Actually Paid vs. Company TSR

Compensation Actually Paid vs. Net Income
Compensation actually paid (CAP) and net income
The graph below illustrates the relationship between the CAP to our CEO and the other NEOs and the Company’s net income during the period covered under the “Pay versus performance disclosure” above. The CAP figures shown below are calculated as required by SEC requirements, which include unvested and unpaid amounts.
Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure
Compensation actually paid (CAP) and adjusted diluted earnings per share from continuing operations
The graph below illustrates the relationship between the CAP to our CEO and the other NEOs and the Company’s adjusted diluted earnings per share from continuing operations during the period covered under the “Pay versus performance disclosure” above. The CAP figures shown below are calculated as required by SEC requirements, which include unvested and unpaid amounts.
Compensation Actually Paid vs. Adjusted Diluted Earnings per Share from Continuing Operations

Total Shareholder Return Vs Peer Group
Company TSR and peer group TSR
The graph below illustrates the relationship between the Company’s TSR and peer group TSR during the period covered under the “Pay versus performance disclosure” above. The peer group used is the Company’s “2025 peer group” as reflected in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K and “Fiscal Year 2025 peer group” in this proxy statement. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on June 1, 2020.
Company TSR vs. Peer Group TSR

Tabular List, Table
Tabular list
The following performance measures reflect the Company’s most important performance measures used to link compensation actually paid to our NEOs for Fiscal Year 2025 to Company performance, as further described and defined in the CD&A:

Adjusted diluted earnings per share from continuing operations
Net working capital turns
Return on invested capital

Total Shareholder Return Amount	$ 214.91	351.96	248.44	239.07	206.99
Peer Group Total Shareholder Return Amount	315.46	243.3	165.54	149.29	162
Net Income (Loss)	$ 12,500,000	$ 46,300,000	$ 90,200,000	$ 78,700,000	$ 35,800,000
Company Selected Measure Amount | $ / shares	3.91	3.33	2.86	2.38	1.31
PEO Name	John M. Holmes	John M. Holmes	John M. Holmes	John M. Holmes	John M. Holmes
Share Price | $ / shares	$ 61.41	$ 70.99	$ 50.11	$ 48.22	$ 41.75
Increase (Decrease) Percentage of Prior Year Share Price	(13.50%)	41.70%	3.90%	15.50%	107.00%
Prior Year Peer Group Total Shareholder Return Amount	$ 315.46	$ 236.45	$ 162.52	$ 145.93	$ 158.75
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted diluted earnings per share from continuing operations
Non-GAAP Measure Description
[6]
Adjusted diluted earnings per share from continuing operations, a non-GAAP financial measure, is our GAAP diluted earnings per share from continuing operations adjusted to exclude items of an unusual nature including but not limited to acquisition costs including integration and amortization expenses from recent acquisitions, business divestitures, workforce actions, subsidies and costs, impairment and exit charges, facility consolidation and repositioning costs, FCPA settlement and investigation costs, purchase accounting and legal settlements, strategic project costs, equity investments gains and losses, pension settlements, and significant customer events such as early terminations, contract restructurings, forward loss provisions and bankruptcies. We use this non-GAAP financial measure in our compensation structure as it illustrates our core operating performance unaffected by the impact of certain items that management does not believe are indicative of our ongoing and core operating activities.

Measure:: 2
Pay vs Performance Disclosure
Name	Net working capital turns
Measure:: 3
Pay vs Performance Disclosure
Name	Return on invested capital
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (694,900)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,039,823)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,500,035
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	578,931
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(734,043)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(190,068)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,050,307)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	937,814
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,391
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (176,966)